Filed Pursuant to Rule 497(c)
1933 Act File No. 033-62298
1940 Act File No. 811-10401

VISIUM EVENT DRIVEN FUND

On behalf of Visium Event Driven Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in  the forms of prospectuses and SAIs filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on September 30, 2015; such forms of prospectuses and SAIs (accession number 0000894189-15-005054) are incorporated by reference into this Rule 497 Document.  The purpose of this filing is to submit the 497(c) filing dated September 28, 2015 in XBRL for the Visium Event Driven Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE